Financial Risk Management (Financial Risk Factors, Net Provision of Impairment Losses on Financial Assets Recognized in Income Statement) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Impairment losses - provision in loss allowance for trade receivables	¥ (778)	¥ (1,354)
Impairment losses - provision in loss allowance for other receivables	(4,727)	(1)
Impairment losses reversed	139	0
Provision of impairment losses on financial assets	¥ (5,366)	¥ (1,355)	¥ 120,916